VIA EDGAR

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

August 12, 2016

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust II Registration Statement on Form N-14 (File No. 333-____________)

Dear Sir or Madam:

We are attaching, for filing on behalf of Investment Managers Series Trust II (the “Registrant”), the Registrant’s registration statement on Form N-14 (the “N-14 Registration Statement”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”).  The N-14 Registration Statement relates to the reorganization of Vivaldi Orinda Macro Opportunities Fund, a series of Advisors Series Trust, into the Vivaldi Orinda Multi-Strategy Fund, a series of the Registrant.

Please direct any inquiries regarding this filing to Joy Ausili at (626) 914-1360 or Diane Drake at (626) 385-5777.

Very truly yours,

/s/ Beau Yanoshik

Beau Yanoshik

Enclosures